Investment properties_Rental fee earned and operating expenses directly related to the investment properties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Rental income from investment property net of direct operating expense [Abstract]
Rental fee earned from investment properties	₩ 15,190	₩ 10,106	₩ 5,080
Direct operating expense from investment property [abstract]
Operating expenses directly related to the investment properties where rental fee was earned	₩ 2,807	₩ 3,010	₩ 4,120